SCHEDULE OF COMPENSATION TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 180,830	$ 156,250
John Chiang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash		$ 12,500
Simon Pang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash		$ 12,500
Li Wen [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash		$ 12,500
Liu Ying [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash		$ 50,000
Li Huimin [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash		$ 37,500
Wang Wengbo [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 45,000	$ 31,250
Wang Wanli [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 40,830
Zhang Jing [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 37,500
Wang Na [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 37,500
Jonathan Zhang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 10,000
Huijie Gao [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 10,000